LEASES - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Operating Leases:
Operating right-of-use assets	$ 53,041	$ 43,120
Lease Liabilities:
Current portion of operating lease liabilities	15,473	18,522
Long-term operating lease liabilities	40,453	27,291
Total operating lease liabilities	55,926	45,813
Finance Leases:
Property, plant and equipment, net	$ 181	$ 466
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	PROPERTY, PLANT AND EQUIPMENT, net	PROPERTY, PLANT AND EQUIPMENT, net
Lease Liabilities:
Notes payable and current portion of long-term debt	$ 33	$ 80
Long-term debt, net	3	38
Total financing lease liabilities	$ 36	$ 118
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Notes payable and current portion of long-term debt	Notes payable and current portion of long-term debt
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Long-Term Debt, Excluding Current Maturities	Long-Term Debt, Excluding Current Maturities
Accumulated depreciation	$ 1,214	$ 993